Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Derivative financial instruments
19.	Derivative financial instruments

Exchange rate derivatives:

In order to reduce the risks related to fluctuations in the exchange rate of the US dollar the Group uses derivative financial instruments such as forwards to mitigate foreign currency exposure resulting from payments made in US dollars.

The details of the derivative financial instrument contracts entered into by the Group as of December 31, 2024, 2023 and 2022, are as follows:

As of December 31, 2024

Instrument		Notional amount in thousands	Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	57,400	Ps.	108,846	19.21	Weekly, through June 2025

Total Assets			Ps.	108,846

As of December 31, 2023

Instrument		Notional amount in thousands	Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	97,260	Ps.	47,920	17.96	Weekly, through December 2024

Total Liabilities			Ps.	47,920

As of December 31, 2022

Instrument		Notional amount in thousands	Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	41,750	Ps.	15,329	20.31	Weekly, through August 2023

Total Liabilities			Ps.	15,329

The impacts on profit or (loss) from of the derivative financial instruments for the years of 2024, 2023 and 2022 amounted to a gain / (loss) of Ps.156,766, Ps.(32,591) and Ps.(43,522), respectively, which is included in the consolidated statements of comprehensive income in the line item of “unrealized (loss) gain in valuation of derivative financial instruments.”